Registration Nos. 33-23966
                                                                        811-5641
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                            ------------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |_|


                       POST-EFFECTIVE AMENDMENT No. 23                       |X|


                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |_|


                              AMENDMENT No. 27                               |X|


                        (Check appropriate box or boxes)

                            ------------------------

                            THE PARK AVENUE PORTFOLIO
               (Exact Name of Registrant as Specified in Charter)

            7 Hanover Square, New York, New York                 10004
          (Address of Principal Executive Offices)             (Zip Code)

                  Registrant's Telephone Number: (212) 598-8359

                            ------------------------

                          RICHARD T. POTTER, JR., ESQ.
                         c/o The Guardian Life Insurance
                               Company of America
                                7 Hanover Square
                            New York, New York 10004
                     (Name and Address of Agent for Service)

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 It is proposed that this filing will become effective (check appropriate box):


              |_| immediately upon filing pursuant to paragraph (b) |X| on August 7, 2000 pursuant to paragraph (b)
              |_| 60 days after filing pursuant to paragraph (a)(1) |_| on (date) pursuant to paragraph (a)(1)
              |_| 75 days after filing pursuant to paragraph (a)(2) |_| on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:


              |X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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                                      C-12

This post-effective amendment incorporates by reference the prospectus, statement of additional information and Part C included in Post-Effective Amendment No. 22 to the Registrant's registration statement on Form N-1A, filed with the Securities and Exchange Commission on May 17, 2000.


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, The Park Avenue Portfolio, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 26th day of July, 2000.


                                          THE PARK AVENUE PORTFOLIO

                                          By /s/ FRANK J. JONES
                                             -----------------------------
                                              Frank J. Jones
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ FRANK J. JONES                           President
--------------------------------             (Principal Executive Officer)
    Frank J. Jones


/s/ FRANK L. PEPE*                           Treasurer
--------------------------------              (Principal Financial and
    Frank L. Pepe                              Accounting Officer)


/s/ JOHN C. ANGLE*                           Trustee
--------------------------------
    John C. Angle


/s/ FRANK J. FABOZZI*                         Trustee
--------------------------------
    Frank J. Fabozzi


/s/ ARTHUR V. FERRARA*                       Trustee
--------------------------------
   Arthur V. Ferrara


/s/ LEO R. FUTIA*                            Trustee
--------------------------------
    Leo R. Futia


/s/ WILLIAM W. HEWITT, JR.*                  Trustee
--------------------------------
   William W. Hewitt, Jr.


/s/ SIDNEY I. LIRTZMAN*                      Trustee
--------------------------------
   Sidney I. Lirtzman


/s/ JOSEPH D. SARGENT*                       Trustee
--------------------------------
    Joseph D. Sargent


/s/ CARL W. SCHAFER*                         Trustee
--------------------------------
    Carl W. Schafer


/s/ ROBERT G. SMITH*                         Trustee
--------------------------------
    Robert G. Smith


 *By /s/ FRANK J. JONES                            Date: July 26, 2000
--------------------------------
         Frank J. Jones
    Pursuant to a Power of Attorney